Investments in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2019
35. Investments in joint ventures and associates
Investments in associates and joint ventures
	2019			2018
	Associates	Joint ventures	Total	Associates	Joint ventures	Total
	£m	£m	£m	£m	£m	£m
Equity accounted	30	265	295	481	281	762
Held at fair value through profit or loss	-	516	516	-	509	509
Total	30	781	811	481	790	1,271

Summarised financial information, equity accounted associates and joint ventures

Summarised financial information for the Barclays Bank Group’s equity accounted associates and joint ventures is set out below. The amounts shown are the net income of the investees, not just the Barclays Bank Group’s share, for the year ended 31 December 2019, with the exception of certain undertakings for which the amounts are based on accounts made up to dates not earlier than three months before the balance sheet date.

	Associates		Joint ventures
	2019	2018	2019	2018
	£m	£m	£m	£m
Profit from continuing operations	83	173	86	54
Other comprehensive income / (expenses)	-	28	3	32
Total comprehensive income from continuing operations	83	201	89	86